Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 9,220	¥ 10,846
Interest costs on projected benefit obligations	9,302	6,674
Expected return on plan assets	(16,214)	(15,661)
Amortization of prior service cost (benefits)	(2,842)	(2,711)
Amortization of net actuarial loss (gain)	(16,191)	(19,156)
Special termination benefits	307	365
Other	2,102	1,389
Net periodic benefit cost	¥ (14,316)	¥ (18,253)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense, Deposits	Interest Expense, Deposits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Interest	Investment Income, Interest